Stockholders' Equity - Shares Issued - Employment Agreement - Warrants (Details) - SVS Warrants - $ / shares		1 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Warrants
Warrants exercised (in shares)		7,110,481
Board of Directors Chairman
Warrants
Warrants, cashless exercise (in shares)	10,000,000
Exercise price of warrants (in dollars per share)	$ 1.02
Subordinate Voting Shares | Board of Directors Chairman
Warrants
Warrants exercised (in shares)	7,110,481